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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
APPENDIX I                   Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

            Read instructions at end of Form before preparing Form.


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1.    Name and address of issuer:

      ASSET MANAGEMENT FUND
      230 WEST MONROE STREET
      CHICAGO, IL 60606
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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]



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3.    Investment Company Act File Number:    811-03541

      Securities Act File Number:            2-78808

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4(a). Last day of fiscal year for which this Form is filed:

      OCTOBER 31, 2002

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)



Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this Form.



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                  PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.
SEC 2393(6-02)

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5.  Calculation of registration fee:

     (i)     Aggregate sale price of securities sold during                     $4,907,494,089
             the fiscal year pursuant to section 24(f):                         --------------

     (ii)    Aggregate price of securities redeemed            $3,307,516,703
             or repurchased during the fiscal year:            --------------

     (iii)   Aggregate price of securities redeemed or
             repurchased during any prior fiscal year ending
             no earlier than October 11, 1995 that were not
             previously used to reduce registration fees       $            0
             payable to the Commission:                        --------------

     (iv)    Total available redemption credits [add Items                     -$3,307,516,703
             5(ii) and 5(iii):                                                  --------------

     (v)     Net sales -- if Item 5(i) is greater than                          $1,599,977,386
             Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                   --------------
     -----------------------------------------------------------------------------------------

     (vi)    Redemption credits available for use in future    $            0
             years -- if Item 5(i) is less than Item 5(iv)     --------------
             [subtract Item 5(iv) from Item 5(i)]:
     -----------------------------------------------------------------------------------------

     (vii)   Multiplier for determining registration fee (See                         0.000092
             Instruction C.9):                                                  --------------

     (viii)  Registration fee due [multiply Item 5(v) by Item                  =$   147,197.92
             5(vii)] (enter "0" if no fee is due);                              --------------

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                $             0
                                                                                ---------------

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8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:

                                                                                $    147,197.92
                                                                                ===============

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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository: 01/29/03

           Method of Delivery:

                              [X] Wire Transfer
                              [ ] Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                           ---------------------------------------------------
                            Trent Statczar, Treasurer
                           ---------------------------------------------------

Date
    ----------------------------------------


* Please print the name and title of the signing officer below the signature.

ASSET MANAGEMENT FUND

11/1/01-10/31/02
             FUND                         AVERAGE NET ASSETS     PURCHASED ($)       REINVEST ($)    SALES COMM. ($)
----------------------------------------  ------------------   -----------------   ---------------   ---------------
MONEY MARKET FUND                                 58,538,331         475,185,206           695,723                 0
SHORT U.S. GOVERNMENT FUND                       180,348,227         152,488,316         4,118,202                 0
ADJUSTABLE RATE MORTGAGE (ARM) FUND            2,687,133,904       3,452,885,128        53,723,023                 0
INTERMEDIATE MORTGAGE FUND                       216,579,377         216,826,116         3,976,778                 0
U.S. GOVERNMENT MORTGAGE FUND                    100,439,265          47,210,000         2,930,281                 0
ULTRA SHORT FUND                                 222,337,607         494,150,324         3,304,993                 0
                                          ==================   =================   ===============   ===============
TOTAL                                          3,465,376,712       4,838,745,090        68,748,999                 0

Purchase+Reinvest+Sales Commission ($)                                               4,907,494,089

24F-2 FEE                                                               0.000092
CHANGE IN ASSETS                                                1,599,977,387.00
                                                               =================
FEE                                                                   147,197.92



11/1/01-10/31/02                                                                       INCREASE
             FUND                            REDEMPTIONS ($)         CREDITS          (DECREASE)
----------------------------------------     ---------------      -------------     --------------
MONEY MARKET FUND                                484,548,984                  0         (8,668,055)
SHORT U.S. GOVERNMENT FUND                       185,998,683                  0        (29,392,165)
ADJUSTABLE RATE MORTGAGE (ARM) FUND            2,183,181,013                  0      1,323,427,138
INTERMEDIATE MORTGAGE FUND                       183,581,377                  0         37,221,517
U.S. GOVERNMENT MORTGAGE FUND                     60,950,579                  0        (10,810,298)
ULTRA SHORT FUND                                 209,256,067                  0        288,199,250
                                             ===============      =============     ==============
TOTAL                                          3,307,516,703                  0      1,599,977,387

Purchase+Reinvest+Sales Commission ($)         3,307,516,703                         1,599,977,387

                                                                 % CONTRIBUTED          PROP.
                                                                     TO FEE*             FEE
                                                               -----------------   ---------------
MONEY MARKET FUND                                                          1.69%          2,486.52

SHORT U.S. GOVERNMENT FUND                                                 5.20%          7,660.61

ADJUSTABLE RATE MORTGAGE (ARM) FUND                                       77.54%        114,140.69

INTERMEDIATE MORTGAGE FUND                                                 6.25%          9,199.59

U.S. GOVERNMENT MORTGAGE FUND                                              2.90%          4,266.33

ULTRA SHORT FUND                                                           6.42%          9,444.18

                                                               -----------------   ---------------
                                                                         100.00%        147,197.92

*Allocation has been adjusted to reflect the policy of the Client. Clients policy has been to allocate fee to all portfolios regardless of growth. BISYS' policy is to allocate fees based on growth during the period.

                                    EXHIBIT A

                              ASSET MANAGEMENT FUND

MONEY MARKET FUND
SHORT U.S. GOVERNMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) FUND
INTERMEDIATE MORTGAGE FUND
U.S. GOVERNMENT MORTGAGE FUND
ULTRA SHORT FUND

To:             Thomas Wright, Eric Phipps

From:           Shannon Gaines

Subject:        ASSET MANAGEMENT FUND - Form 24F-2 (10/31/02)

Date:           January 15, 2003




Please review the attached form 24F-2 for the ASSET MANAGEMENT FUND as of 10/31/02 annual report and provide any comments you deem necessary. Please complete the form at the bottom of this letter and inter-office mail this letter and any changes or comments to my attention by Monday, January 20, 2003. If you have any questions, I can be reached at (614) 470-8075.


Thank you,





Shannon Gaines
Financial Services Department




_____  I have no changes or comments on the attached Form 24F-2.
       (PLEASE SEND LETTER ONLY)

_____  Changes or comments are indicated on the following pages.
       (PLEASE SEND THIS LETTER AND CHANGED PAGES ONLY)




                                            ------------------------------------
                                            Signature